EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2017
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interests and carrying values of the company’s investments in associates and joint ventures, all of which are accounted for using the equity method:

	Investment Type	Ownership Interest		Carrying Value
AS AT DEC. 31 (MILLIONS)		2017	2016	2017	2016
Real estate
GGP Inc. (“GGP”)	Associate	34%	29%	$8,844	$7,453
Canary Wharf Group plc (“Canary Wharf”)	Joint Venture	50%	50%	3,284	2,866
Manhattan West, New York[1]	Joint Venture	56%	56%	1,439	1,214
Other real estate joint ventures[1]	Joint Venture	12 – 90%	12 – 90%	4,565	3,651
Other real estate investments[1]	Associate	10 – 90%	19 – 90%	1,465	1,444
				19,597	16,628
Renewable power
Renewable power investments	Associate	14 – 50%	14 – 50%	509	206

Infrastructure
Brazilian toll road[1]	Associate	60%	57%	2,109	1,703
North American natural gas transmission operations	Joint Venture	50%	50%	1,013	806
South American transmission operations	Associate	28%	28%	930	699
Brazilian rail and port operations	Associate	27%	27%	1,046	901
European communications business	Associate	45%	45%	1,607	1,313
Australian ports operation	Associate	50%	50%	740	693
Other infrastructure investments	Associate	11 – 50%	11 – 50%	1,348	1,231
				8,793	7,346
Private equity
Norbord[2]	Associate	40%	n/a	1,364	n/a
Other private equity investments[1]	Associate	14 – 89%	14 – 89%	1,023	339
				2,387	339

Other joint ventures[1]	Joint Venture	20 – 85%	20 – 85%	346	374
Other investments[1]	Associate	12 – 33%	12 – 33%	362	84
Total				$31,994	$24,977

1.
Joint ventures or associates in which the ownership interest is greater than 50% represent investments for which control is either shared or does not exist resulting in the investment being equity accounted

2.
Our investment in Norbord has been deconsolidated upon distribution of Norbord shares to fund investors, reducing our ownership share to 40%. As a result, we now equity account for this investment. We recognized a non-cash gain of $790 million on deconsolidation

The following table presents the change in the balance of investments in associates and joint ventures:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Balance, beginning of year	$24,977	$23,216
Additions, net of disposals	5,063	660
Acquisitions through business combinations	231	115
Share of net income	1,213	1,293
Share of other comprehensive income	515	430
Distributions received	(732)	(675)
Foreign exchange	727	(62)
Balance, end of year	$31,994	$24,977

The following table presents current and non-current assets, as well as current and non-current liabilities of the company’s investments in associates and joint ventures:

	2017				2016
AS AT DEC. 31 (MILLIONS)	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities
Real estate
GGP	$1,029	$37,841	$947	$13,062	$1,547	$38,460	$2,540	$12,656
Canary Wharf	844	13,092	703	6,759	776	11,641	461	6,224
Manhattan West, New York	74	4,248	816	941	244	3,374	733	718
Other real estate joint ventures and investments	1,206	25,547	1,268	10,110	657	20,986	2,119	6,908
Renewable power
Renewable power investments	153	2,536	115	1,080	45	934	42	532
Infrastructure
Brazilian toll road	304	5,769	602	2,102	263	4,977	823	1,665
North American natural gas transmission operations	139	4,741	139	2,716	122	5,767	1,353	2,925
South American transmission operations	280	7,122	181	3,874	221	5,519	142	3,234
Brazilian rail and port operations	743	6,131	515	2,405	460	5,265	674	1,645
European communications business	464	6,281	561	2,968	328	5,437	443	2,528
Australian ports operation	198	2,281	24	1,332	171	2,166	66	1,229
Other infrastructure investments	695	5,240	865	2,301	360	4,378	515	1,827
Private equity
Norbord	709	2,374	356	728	n/a	n/a	n/a	n/a
Other private equity investments	2,001	18,122	3,124	13,192	616	3,901	694	3,458
Other	800	60	90	100	1,024	8	81	113
	$9,639	$141,385	$10,306	$63,670	$6,834	$112,813	$10,686	$45,662

Certain of the company’s investments in associates are subject to restrictions on the extent to which they can remit funds to the company in the form of cash dividends or repay loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following table presents total revenues, net income and other comprehensive income (“OCI”) of the company’s investments in associates and joint ventures.

	2017			2016
FOR THE YEARS ENDED DEC. 31 (MILLIONS)	Revenue	Net Income	OCI	Revenue	Net Income	OCI
Real estate
GGP	$2,405	$(591)	$12	$2,427	$1,735	$4
Canary Wharf	581	183	5	654	19	(4)
Manhattan West, New York	81	319	—	78	188	—
Other real estate joint ventures and investments	1,564	1,222	119	1,727	1,110	34
Renewable power
Renewable power investments	65	11	59	74	—	18
Infrastructure
Brazilian toll road	928	95	(39)	766	185	382
North American natural gas transmission operations	681	15	(1)	573	133	5
South American transmission operations	441	37	806	433	38	217
Brazilian rail and port operations	1,409	56	490	1,024	70	976
European communications business	783	58	435	767	121	376
Australian ports operation	418	19	78	164	(31)	(81)
Other infrastructure investments	1,809	98	(19)	1,091	54	280
Private equity
Norbord	498	(8)	5	n/a	n/a	n/a
Other private equity investments	2,548	710	(76)	1,343	148	(138)
Other	194	23	4	252	26	2
Total	$14,405	$2,247	$1,878	$11,373	$3,796	$2,071

The following table presents distributions from equity accounted investments by operating segment:

FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2017	2016
Real estate	$353	$508
Renewable power	31	6
Infrastructure	121	85
Private equity and other	227	76
	$732	$675

Certain of the company’s investments are publicly listed entities with active pricing in a liquid market. The fair value based on the publicly listed price of these equity accounted investments in comparison to the company’s carrying value is as follows:

	2017		2016
AS AT DEC. 31 (MILLIONS)	Public Price	Carrying Value	Public Price	Carrying Value
GGP	$7,570	$8,844	$6,379	$7,453
Norbord[1]	1,176	1,364	n/a	n/a
Other	286	201	44	—
	$9,032	$10,409	$6,423	$7,453

1.	Our investment in Norbord was consolidated as at December 31, 2016 and therefore has not been included in prior year figures
At December 31, 2017, the company determined that the prolonged and significant decline in GGP’s share price indicated that the company’s investment in GGP may be impaired. The company estimated the recoverable amount of its investment in GGP and determined that the recoverable amount, as represented by the value-in-use, is greater than the current carrying value. Therefore, no impairment was recognized for the period ended December 31, 2017.
Additionally, at December 31, 2017, the company performed a review to determine if there is any objective evidence that its investment in Norbord was impaired. As a result of this review, management determined there is no objective evidence of impairment of Norbord at December 31, 2017